Business Combination	12 Months Ended
Jul. 31, 2021
Business Combinations [Abstract]
BUSINESS COMBINATION

NOTE 6 – BUSINESS COMBINATION

On April 8, 2020, the Company signed a Share Exchange Agreement and a Debt Conversion and Share Purchase Agreement with the shareholders of Leaping Group Co., Ltd (“LGC”), to acquire 51.2% of the equity interest of LGC. LGC is primarily engaged in multi-channel advertising, event planning and execution, film and TV program production, and movie theater operations in the PRC.

On April 22, 2020 (the “Closing Date”), the Company completed the acquisition of approximately 51.2% of the equity interest of LGC for a total consideration of approximately $22.92 million, including cash consideration of $1.85 million in the form of debt forgiveness and issuance of a total of 9,940,002   shares (1,988,000 ordinary shares retrospectively restated for accounting purposes for effect of reverse stock split on August 30, 2021) of ATIF’s common stock with the fair value of approximately $21.07 million based on the closing price of the Company’s stock at the Closing Date.

Under the terms of the Debt Conversion and Share Purchase Agreement, LGC issued 3,934,029 of its ordinary shares to the Company in exchange for (i) the satisfaction of the outstanding debt owed to the Company in the amount of US$1,851,000, and (ii) the issuance of 2,800,000 of  the Company’s ordinary shares (560,000 of the Company’s ordinary shares retrospectively restated for accounting purposes for effect of reverse stock split on August 30, 2021) to LGC. Concurrent with the closing of the Debt Conversion and Share Purchase Agreement, and under the terms of the Share Exchange Agreement, LGC assigned an aggregate of 6,283,001 of its ordinary shares to the Company in exchange for an aggregate of the Company’s 7,140,002 ordinary shares (1,428,000 ordinary shares retrospectively restated for accounting purposes for effect of reverse stock split on August 30, 2021).

The transaction was accounted for as a business combination using the purchase method of accounting in accordance with ASC 805-10-20. The purchase price allocation of the transaction was determined by the Company with the assistance of an independent appraisal firm based on the fair value of the assets acquired and liabilities assumed as of the acquisition date.

The following table presents the purchase price allocation to assets acquired and liabilities assumed for LGC as of the acquisition date. The non-controlling interest represents the fair value of the 48.8% equity interest not held by the Company:

As of April 22, 2020
Cash and cash equivalents	$1,060,435
Accounts receivable	2,613,970
Prepayment and other current assets	2,219,950
Property and equipment	2,728,000
Intangible assets (trade name and customer relationship)	8,000,000
Deferred film production cost	323,522
Deferred income tax assets	75,822
Taxes payable	(3,255,935)
Other current liabilities	(2,701,495)
Fair value of non-controlling interest	(19,664,326)
Goodwill	31,523,861
Total purchase consideration	$22,923,804

The intangible assets mainly include LGC’s trade name of $1.3 million and customer relationship of $6.7 million, with definite lives of 9.6 years and 6.2 years, respectively. The goodwill is mainly attributable to the excess of the consideration paid over the fair value of the net assets acquired that cannot be recognized separately as identifiable assets under U.S. GAAP. Goodwill is not amortized and is not deductible for tax purposes.

The fair value of the non-controlling interest in LGC was determined based on the purchase price allocation report prepared by an independent third-party appraiser by using discount cash flow model.

The amounts of revenue and net loss of LGC included in the Company’s consolidated statement of operations   and comprehensive income (loss) from the acquisition date to July 31, 2020 are as follows:

From acquisition date to July 31, 2020
Net Revenue	$40,872

Net loss	$(4,933,748)

As discussed in Note 4, on January 29, 2021, the Company completed a disposition of 51.2% of the equity interest of LGC.